Transamerica Large Core ESG Expense Example - Retail Class [Member] - Transamerica Large Core ESG	Oct. 31, 2025 USD ($)
A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 644
Expense Example, with Redemption, 3 Years	842
Expense Example, with Redemption, 5 Years	1,057
Expense Example, with Redemption, 10 Years	1,674
R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	56
Expense Example, with Redemption, 3 Years	176
Expense Example, with Redemption, 5 Years	307
Expense Example, with Redemption, 10 Years	$ 689